Off-Balance Sheet Risks Significant Industry Concentrations (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011
Financial Institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 11.1
Unfunded commitments	15.5
Total exposure	26.6
Financial Institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	6.3
Unfunded commitments	1.9
Total exposure	8.2
Financial Institutions | Securities Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	3.8
Unfunded commitments	2.6
Total exposure	6.4
Financial Institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.1
Unfunded commitments	4.6
Total exposure	4.7
Financial Institutions | Asset Managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.8
Unfunded commitments	3.2
Total exposure	4.0
Financial Institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unfunded commitments	1.6
Total exposure	1.6
Financial Institutions | Other Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.1
Unfunded commitments	1.6
Total exposure	1.7
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1.3
Unfunded commitments	16.3
Total exposure	17.6
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.3
Unfunded commitments	5.7
Total exposure	6.0
Commercial | Energy and Utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.3
Unfunded commitments	4.8
Total exposure	5.1
Commercial | Services and Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.5
Unfunded commitments	4.5
Total exposure	5.0
Commercial | Media and Telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.2
Unfunded commitments	1.3
Total exposure	$ 1.5